Consolidated Statement of Financial Position	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Current Assets
Cash and cash equivalents	$ 11,657,315	$ 17,159,764
Trade and other receivables	1,387,573	417,420
Inventories	1,584,608	839,968
Financial assets		1,834,034
Other current assets	96,841	158,151
Total Current Assets	14,726,337	20,409,337
Non-Current Assets
Investments accounted for using the equity method		159,066
Property, plant and equipment	154,347	200,133
Inventories	669,285	1,219,646
Total Non-Current Assets	823,632	1,578,845
TOTAL ASSETS	15,549,969	21,988,182
Current Liabilities
Trade and other payables	2,135,852	1,192,769
Employee benefit obligations	522,571	289,408
Deferred income		698,195
Other current liabilities	40,556	38,767
Total Current Liabilities	2,698,979	2,219,139
Non-Current Liabilities
Employee benefit obligations	8,605	1,882
Other non-current liabilities	132,941	150,325
Total Non-Current Liabilities	141,546	152,207
TOTAL LIABILITIES	2,840,525	2,371,346
NET ASSETS	12,709,444	19,616,836
EQUITY
Issued capital	88,504,043	88,436,263
Reserves	3,173,797	3,235,969
Accumulated losses	(78,968,396)	(72,055,396)
TOTAL EQUITY	$ 12,709,444	$ 19,616,836